Initial Public Offering (Details Narrative) - Willow Lane Acquisition Corp [Member]	Nov. 12, 2024 $ / shares shares
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares	12,650,000
Sale of Stock, Description of Transaction	Each whole Public Warrant entitles the holder to purchase one Class A Ordinary Share at a price of $
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Price Per Share | $ / shares	$ 11.50
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period | shares	1,650,000
Sale of Stock, Price Per Share | $ / shares	$ 10.00